Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,364,767	$ 2,142,623	$ 1,672,980
Leasing revenue
Disaggregation of Revenue [Line Items]
Total revenues	1,833,935	1,621,690	1,252,490
Modular space leasing revenue
Disaggregation of Revenue [Line Items]
Total revenues	953,822	840,926	697,852
Portable storage leasing revenue
Disaggregation of Revenue [Line Items]
Total revenues	396,781	361,197	233,868
VAPS and third party leasing revenue
Disaggregation of Revenue [Line Items]
Total revenues	391,948	343,625	263,021
Other leasing-related revenue
Disaggregation of Revenue [Line Items]
Total revenues	91,384	75,942	57,749
Leasing and Services
Disaggregation of Revenue [Line Items]
Total revenues	2,271,114	2,050,842	1,573,619
Delivery and installation revenue
Disaggregation of Revenue [Line Items]
Total revenues	437,179	429,152	321,129
New unit sales revenue
Disaggregation of Revenue [Line Items]
Total revenues	48,129	40,338	46,993
Rental unit sales revenue
Disaggregation of Revenue [Line Items]
Total revenues	45,524	51,443	52,368
VAPS service revenue
Disaggregation of Revenue [Line Items]
Total revenues	23,900	25,300	17,100
US
Disaggregation of Revenue [Line Items]
Total revenues	2,219,561	1,998,796	1,542,076
Canada
Disaggregation of Revenue [Line Items]
Total revenues	120,123	125,536	116,070
Mexico
Disaggregation of Revenue [Line Items]
Total revenues	$ 25,083	$ 18,291	$ 14,834